Long-Term Deposits (Details) - Schedule of long-term deposits - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of long-term deposits [Abstract]
Rental deposits	$ 149,175	$ 132,043
Prepayments for equipment	147,050	162,563
Total	$ 296,225	$ 294,606